February 1, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:       Wells Fargo Funds Trust (the "Trust")

             Post-Effective Amendment No. 228 to Registration Statement No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that, for the Wells Fargo Advantage Asset Allocation Fund (the "Fund"), the form of the Fund's prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust's most recent post-effective amendment (Post-Effective Amendment 228 to Registration Statement No. 333-74295/811-09253) (the "Amendment"). The text of the Amendment was filed electronically via EDGAR on January 27, 2012.

The Fund's Statement of Additional Information will be filed pursuant to Rule 497(c) under the Act to reflect non-material changes.

If you have any questions or would like further information, please call Maureen Towle at (617) 210-3682.

Very truly yours,

/s/ Maureen E. Towle

Maureen E. Towle, Esq.